GMO Trust | GMO Debt Opportunities Fund
GMO DEBT OPPORTUNITIES FUND (formerly known as GMO Short-Duration Collateral Fund)
Investment objective
Positive total return.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees GMO Trust GMO Debt Opportunities Fund	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.40%	0.40%
Redemption fee (as a percentage of amount redeemed)	0.40%	0.40%

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Trust GMO Debt Opportunities Fund		Class III	Class VI
Management fee	[1]	0.25%	0.25%
Shareholder service fee	[1]	0.15%	0.055%
Other expenses		0.03%	0.03%
Total annual operating expenses		0.43%	0.34%
Expense reimbursement/waiver	[1]	(0.03%)	(0.03%)
Total annual operating expenses after expense reimbursement/waiver		0.40%	0.31%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. The Manager also has agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund's direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least March 1, 2015, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example GMO Trust GMO Debt Opportunities Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class III	122	[1]	220	327	639
Class VI	113	[1]	192	277	529
[1]	After reimbursement

If you do not sell your shares
Expense Example, No Redemption GMO Trust GMO Debt Opportunities Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class III	81	[1]	174	277	577
Class VI	72	[1]	146	227	466
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.
Principal investment strategies
The Fund invests primarily in debt investments and is not restricted in its exposure to any type of debt investment, without regard to credit rating. The Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). The Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund also may use other exchange-traded and over-the-counter (OTC) derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as “junk bonds”).

As of the date of this Prospectus, the Fund has invested substantially all of its assets in asset-backed securities, a substantial portion of which are below investment grade.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

In selecting debt investments for the Fund’s portfolio, the Manager emphasizes issue selection in its investment process, which involves examination of various sectors of structured product. The Manager uses analytical techniques to seek to find relative value among sectors and individual securities. The factors considered and investment methods used by the Manager can change over time.

The Fund does not maintain a specified interest rate duration for its portfolio.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments (see “Name Policies”).
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds (including exchange-traded funds) will not perform as expected.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class VI Shares Years Ending December 31
[1]	The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust offered pursuant to a private placement memorandum (the "Predecessor Fund") that had an investment objective and policies and restrictions substantially identical to those of the Fund. Effective February 12, 2014, the Predecessor Fund merged into the Fund (which was formerly known as GMO Short-Duration Collateral Fund), and the surviving entity was renamed "GMO Debt Opportunities Fund." Performance of the Fund through February 11, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund's annual operating expenses (0.01% lower than those of the Fund).

Highest Quarter: 4.69% (3Q2012) Lowest Quarter: 0.11% (2Q2013)
Average Annual Total Returns Periods Ending December 31, 2013
Average Annual Total Returns GMO Trust GMO Debt Opportunities Fund		1 Year	5 Years	10 Years	Incept.	Inception Date
Class VI	[1]	4.91%			7.32%	Oct. 03, 2011
Class VI Return After Taxes on Distributions	[1]	3.47%			6.01%	Oct. 03, 2011
Class VI Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.00%			5.30%	Oct. 03, 2011
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.40%			0.61%	Oct. 03, 2011
[1]	The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust offered pursuant to a private placement memorandum (the "Predecessor Fund") that had an investment objective and policies and restrictions substantially identical to those of the Fund. Effective February 12, 2014, the Predecessor Fund merged into the Fund (which was formerly known as GMO Short-Duration Collateral Fund), and the surviving entity was renamed "GMO Debt Opportunities Fund." Performance of the Fund through February 11, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund's annual operating expenses (0.01% lower than those of the Fund).